Prepayments	12 Months Ended
Dec. 31, 2019
Prepayments And Accrued Income [Abstract]
Prepayments
12.	PREPAYMENTS

	December 31
	2018	2019
	NT$	NT$
	(In Millions)
Prepaid rents	$2,415	$3,382
Others	2,921	1,180
	$5,336	$4,562
Current
Prepaid rents	$600	$704
Others	1,273	1,179
	$1,873	$1,883
Noncurrent
Prepaid rents	$1,815	$2,678
Others	1,648	1
	$3,463	$2,679

Prepaid rents in 2019 comprises the prepayments from the lease agreements applying the recognition exemption and the prepayments for leases that do not meet the definition of leases under IFRS 16.